Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	23
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$370,823,108.79	0.8787277	$340,836,368.59	0.8076691	$29,986,740.20
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$606,053,108.79	0.4072308	$576,066,368.59	0.3870815	$29,986,740.20

Weighted Avg. Coupon (WAC)	3.90%		3.91%
Weighted Avg. Remaining Maturity (WARM)	38.09		37.28
Pool Receivables Balance	$643,905,093.54		$613,454,780.12
Remaining Number of Receivables	53,668		52,631

Adjusted Pool Balance	$636,706,853.15		$606,720,112.95

III. COLLECTIONS

Principal:
Principal Collections	$29,552,836.62
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$632,476.42
Total Principal Collections	$30,185,313.04

Interest:
Interest Collections	$2,016,202.86
Late Fees & Other Charges	$54,982.07
Interest on Repurchase Principal	$-
Total Interest Collections	$2,071,184.93

Collection Account Interest	$258.07
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$32,256,788.59

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	23
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$32,256,788.59
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,256,788.59

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$536,587.58		$536,587.58	$536,587.58
Collection Account Interest					$258.07
Late Fees & Other Charges					$54,982.07
Total due to Servicer					$591,827.72

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$173,050.78		$173,050.78
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$275,050.78		$275,050.78	$275,050.78

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$31,314,073.84

7. Regular Principal Distribution Amount:					$29,986,740.20

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$29,986,740.20
Class A-4 Notes				$-
Class A Notes Total:		$29,986,740.20		$29,986,740.20
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$29,986,740.20		$29,986,740.20

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,327,333.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,198,240.39
Beginning Period Amount	$7,198,240.39
Current Period Amortization	$463,573.22
Ending Period Required Amount	$6,734,667.17
Ending Period Amount	$6,734,667.17
Next Distribution Date Amount	$6,292,062.75

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	23
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	4.81%	5.05%	5.05%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.37%	51,772	97.83%	$600,157,919.55
30 - 60 Days	1.22%	641	1.61%	$9,848,581.17
61 - 90 Days	0.34%	178	0.46%	$2,817,722.02
91 + Days	0.08%	40	0.10%	$630,557.38
		52,631		$613,454,780.12
Total
Delinquent Receivables 61 + days past due	0.41%	218	0.56%	$3,448,279.40
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	183	0.45%	$2,872,735.44
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	191	0.45%	$3,036,982.91
Three-Month Average Delinquency Ratio	0.37%		0.49%

Repossession in Current Period		44		$672,923.05
Repossession Inventory		106		$500,524.03

Charge-Offs
Gross Principal of Charge-Off for Current Period				$897,476.80
Recoveries				$(632,476.42)
Net Charge-offs for Current Period				$265,000.38

Beginning Pool Balance for Current Period				$643,905,093.54

Net Loss Ratio				0.49%
Net Loss Ratio for 1st Preceding Collection Period				1.33%
Net Loss Ratio for 2nd Preceding Collection Period				0.82%
Three-Month Average Net Loss Ratio for Current Period				0.88%

Cumulative Net Losses for All Periods				$10,610,829.35
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$2,745,782.46
Number of Extensions				169